Summary of Significant Accounting Policies - Additional Information (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Employee benefit plan offset of plan expenses	$ 661,201
Employee benefit plan, undistributed administrative revenue	3,300,292	$ 2,556,336
EBP, accrued expense	$ 0	$ 0